Segments	12 Months Ended
Dec. 31, 2011
Segments [Abstract]
Segments

5. SEGMENTS

     StanCorp operates through two reportable segments: Insurance Services and Asset Management, as well as an Other category. Subsidiaries, or operating segments, have been aggregated to form the Company's reportable segments. Resources are allocated and performance is evaluated at the segment level. The Insurance Services segment offers group and individual disability insurance, group life and AD&D insurance, group dental and group vision insurance, and absence management services. The Asset Management segment offers full-service 401(k) plans, 403(b) plans, 457 plans, defined benefit plans, money purchase pension plans, profit sharing plans and non-qualified deferred compensation products and services. This segment also offers investment advisory and management services, financial planning services, commercial mortgage loan origination and servicing, individual fixed-rate annuity products, group annuity contracts and retirement plan trust products. The Other category includes return on capital not allocated to the product segments, holding company expenses, operations of certain unallocated subsidiaries, interest on debt, unallocated expenses, net capital gains and losses related to the impairment or the disposition of the Company's invested assets and adjustments made in consolidation. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. See "Note 1—Summary of Significant Accounting Policies." Intersegment revenues are comprised of administrative fee revenues charged by the Asset Management segment to manage the fixed maturity securities—available-for-sale ("fixed maturity securities") and commercial mortgage loan portfolios for the Company's insurance subsidiaries.

The following table sets forth intersegment revenues:

	Years ended December 31,

(In millions)	2011	2010	2009
Intersegment administrative fee revenues	$16.7	$14.8	$13.9

     The following table sets forth premiums, administrative fee revenues and net investment income by major product line or category within each of the Company's segments:

	Years ended December 31,

(In millions)	2011	2010	2009
Premiums:
Insurance Services:
Group life and AD&D	$892.6	$835.7	$819.6
Group long term disability	803.3	799.9	825.6
Group short term disability	208.0	203.7	205.7
Group other	81.6	81.5	79.5
Experience rated refunds	(12.5)	(27.9)	(40.2)

Total group insurance	1,973.0	1,892.9	1,890.2
Individual disability insurance	172.3	163.3	177.0

Total Insurance Services premiums	2,145.3	2,056.2	2,067.2
Asset Management:
Retirement plans	2.0	1.6	0.7
Individual annuities	6.0	39.9	34.0
Total Asset Management premiums	8.0	41.5	34.7

Total premiums	$2,153.3	$2,097.7	$2,101.9
Administrative fees:
Insurance Services:
Group insurance	$12.0	$9.3	$8.0
Individual disability insurance	0.3	0.3	0.3

Total Insurance Services administrative fees	12.3	9.6	8.3
Asset Management:
Retirement plans	90.0	92.5	88.5
Other financial services businesses	29.9	29.0	25.6

Total Asset Management administrative fees	119.9	121.5	114.1
Other	(16.7)	(14.6)	(13.9)
Total administrative fees	$115.5	$116.5	$108.5
Net investment income:
Insurance Services:
Group insurance	$288.6	$286.3	$285.6
Individual disability insurance	52.7	52.6	49.5
Total Insurance Services net investment income	341.3	338.9	335.1
Asset Management:
Retirement plans	90.4	87.4	85.8
Individual annuities	161.0	151.0	133.9
Other financial services businesses	11.3	12.6	14.3

Total Asset Management net investment income	262.7	251.0	234.0
Other	8.8	12.6	17.4

Total net investment income	$612.8	$602.5	$586.5

The following tables set forth select segment information:

	Insurance	Asset
(In millions)	Services	Management	Other	Total
Year ended December 31, 2011
Revenues:
Premiums	$2,145.3	$8.0	$--	$2,153.3
Administrative fees	12.3	119.9	(16.7)	115.5
Net investment income	341.3	262.7	8.8	612.8
Net capital losses	--	--	(6.9)	(6.9)

Total revenues	2,498.9	390.6	(14.8)	2,874.7

Benefits and expenses:
Benefits to policyholders	1,750.9	20.3	--	1,771.2
Interest credited	4.6	156.4	--	161.0
Operating expenses	338.7	115.2	17.3	471.2
Commissions and bonuses	185.1	33.6	--	218.7
Premium taxes	36.6	0.1	--	36.7
Interest expense	--	--	38.9	38.9
Net (increase) decrease in deferred acquisition costs, value of
business acquired and other intangible assets	(18.2)	3.7	--	(14.5)

Total benefits and expenses	2,297.7	329.3	56.2	2,683.2

Income (loss) before income taxes	$201.2	$61.3	$(71.0)	$191.5
Total assets	$8,204.8	$9,922.9	$275.5	$18,403.2

	Insurance	Asset
(In millions)	Services	Management	Other	Total
Year ended December 31, 2010
Revenues:
Premiums	$2,056.2	$41.5	$--	$2,097.7
Administrative fees	9.6	121.5	(14.6)	116.5
Net investment income	338.9	251.0	12.6	602.5
Net capital losses	--	--	(51.6)	(51.6)

Total revenues	2,404.7	414.0	(53.6)	2,765.1

Benefits and expenses:
Benefits to policyholders	1,566.4	53.4	--	1,619.8
Interest credited	4.8	153.6	--	158.4
Operating expenses	331.8	119.0	(4.6)	446.2
Commissions and bonuses	175.7	30.4	--	206.1
Premium taxes	34.5	0.2	--	34.7
Interest expense	--	0.1	38.8	38.9
Net (increase) decrease in deferred acquisition costs, value of
business acquired and other intangible assets	(18.9)	1.8	--	(17.1)

Total benefits and expenses	2,094.3	358.5	34.2	2,487.0

Income (loss) before income taxes	$310.4	$55.5	$(87.8)	$278.1
Total assets	$7,715.5	$9,808.1	$292.8	$17,816.4
	Insurance	Asset
(In millions)	Services	Management	Other	Total
Year ended December 31, 2009
Revenues:
Premiums	$2,067.2	$34.7	$--	$2,101.9
Administrative fees	8.3	114.1	(13.9)	108.5
Net investment income	335.1	234.0	17.4	586.5
Net capital losses	--	--	(26.9)	(26.9)

Total revenues	2,410.6	382.8	(23.4)	2,770.0

Benefits and expenses:
Benefits to policyholders	1,530.3	45.4	--	1,575.7
Interest credited	4.7	140.9	--	145.6
Operating expenses	333.9	126.9	15.4	476.2
Commissions and bonuses	169.8	32.2	--	202.0
Premium taxes	34.2	--	--	34.2
Interest expense	--	0.1	39.1	39.2
Net (increase) decrease in deferred acquisition costs, value of
business acquired and other intangible assets	(14.8)	1.5	--	(13.3)

Total benefits and expenses	2,058.1	347.0	54.5	2,459.6

Income (loss) before income taxes	$352.5	$35.8	$(77.9)	$310.4
Total assets	$7,569.7	$8,717.4	$260.2	$16,547.3